Note 11 - Equity - Schedule of Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Outstanding Options (in shares)	470,061	134,333
Outstanding Options, exercise price (in dollars per share)	$ 9.64	$ 20.77
Outstanding Options, weighted average contractual term (Year)		3 years 11 months 19 days	6 years 2 months 4 days
Outstanding Options, intrinsic value		$ 0
Granted, options (in shares)		335,728
Granted, exercise price (in dollars per share)		$ 5.18
Forfeited or expired, options (in shares)		(113,522)
Forfeited or expired, exercise price (in dollars per share)		$ (82.25)
Outstanding Options (in shares)		470,061	134,333
Outstanding Options, exercise price (in dollars per share)		$ 9.64	$ 20.77
Non-Vested Options, number (in shares)	206,427	90,988
Non-Vested Options, weighted average grant date fair value (in dollars per share)	$ 4.56	$ 4.77
Options granted, weighted average grant date fair value (in dollars per share)		$ 4.77
Options vested, number (in shares)		(220,289)
Options vested, weighted average grant date fair value (in dollars per share)		$ 4.97
Non-Vested Options, number (in shares)		206,427	90,988
Non-Vested Options, weighted average grant date fair value (in dollars per share)		$ 4.56	$ 4.77
Share-Based Payment Arrangement, Option [Member]
Outstanding Options (in shares)	470,061
Outstanding Options, exercise price (in dollars per share)	$ 9.64
Outstanding Options, weighted average contractual term (Year)	3 years 8 months 19 days	3 years 11 months 19 days
Outstanding Options, intrinsic value	$ 12	$ 0
Granted, options (in shares)	15,000
Granted, exercise price (in dollars per share)	$ 3.12
Forfeited or expired, options (in shares)	(8,320)
Forfeited or expired, exercise price (in dollars per share)	$ (5.18)
Outstanding Options (in shares)	476,741	470,061
Outstanding Options, exercise price (in dollars per share)	$ 9.51	$ 9.64
Non-Vested Options, number (in shares)	206,427
Non-Vested Options, weighted average grant date fair value (in dollars per share)	$ 4.56
Options granted, weighted average grant date fair value (in dollars per share)	$ 2.28
Options vested, number (in shares)	(28,205)
Options vested, weighted average grant date fair value (in dollars per share)	$ 4.63
Options forfeited, number (in shares)	(7,164)
Options forfeited, weighted average grant date fair value (in dollars per share)	$ 5.11
Non-Vested Options, number (in shares)	186,058	206,427
Non-Vested Options, weighted average grant date fair value (in dollars per share)	$ 4.34	$ 4.56